N-2	Jan. 09, 2023
Cover [Abstract]
Entity Central Index Key	0000764038
Amendment Flag	false
Securities Act File Number	001-12669
Document Type	8-K
Entity Registrant Name	SOUTHSTATE CORP
Entity Address, Address Line One	1101 First Street South, Suite 202
Entity Address, City or Town	Winter Haven
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33880
City Area Code	863
Local Phone Number	293-4710
Entity Emerging Growth Company	false